Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Summary of useful lives of property and equipment

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Furniture and office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease

Summary of useful lives of intangible assets

Useful life in years
Acquired software licenses	1 to 3

Summary of currency translation rates against the Euro for the Group's most significant operations

		Year Ended December 31, 2018
Country	Currency	Average Rate	Year-end Rate
Algeria	Algerian Dinar (DZD)	137.24	135.02
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	21.00	20.46
Ghana	Cedi (Ghana) (GHS)	5.51	5.55
Kenya	Kenyan Shilling (KES)	118.63	115.77
Morocco	Moroccan Dirham (MAD)	11.04	10.89
Nigeria	Naira (NGN)	424.60	415.46
Rwanda	Rwanda Franc (RWF)	1,006.49	995.64
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	15.60	16.46
Tunisia	Tunisian Dinar (TND)	3.09	3.35
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,678.57	2,625.28
Uganda	Uganda Shilling (UGX)	4,373.73	4,226.75
United Arab Emirates	UAE Dirham (AED)	4.34	4.20
United States of America	US Dollars (USD)	1.18	1.14

		Year Ended December 31, 2019
Country	Currency	Average Rate	Year-end Rate
Algeria	Algerian Dinar (DZD)	133.22	133.06
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	18.80	17.96
Ghana	Cedi (Ghana) (GHS)	5.98	6.38
Kenya	Kenyan Shilling (KES)	113.01	112.54
Morocco	Moroccan Dirham (MAD)	10.69	10.61
Nigeria	Naira (NGN)	402.40	404.90
Rwanda	Rwanda Franc (RWF)	1,005.63	1,042.62
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	16.15	15.75
Tunisia	Tunisian Dinar (TND)	3.22	3.12
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,573.85	2,558.61
Uganda	Uganda Shilling (UGX)	4,115.60	4,078.89
United Arab Emirates	UAE Dirham (AED)	4.11	4.12
United States of America	US Dollars (USD)	1.12	1.12

		Year Ended December 31, 2020
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	144.26	161.51
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	18.00	19.26
Ghana	Cedi (Ghana) (GHS)	6.53	7.17
Kenya	Kenyan Shilling (KES)	120.49	132.62
Morocco	Moroccan Dirham (MAD)	10.72	10.79
Nigeria	Naira (NGN)	431.77	469.67
Rwanda	Rwanda Franc (RWF)	1,078.01	1,195.13
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	18.76	17.97
Tunisia	Tunisian Dinar (TND)	3.17	3.26
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,630.32	2,810.22
Uganda	Uganda Shilling (UGX)	4,214.64	4,451.04
United Arab Emirates	UAE Dirham (AED)	4.19	4.50
United States of America	US Dollars (USD)	1.14	1.23

Schedule of Group's geographical distribution of revenue and property, plant and equipment

Revenue	For the year ended December 31,
in thousands of EUR	2018	2019	2020
West Africa(1)	65,655	68,919	63,105
North Africa(2)	36,947	57,238	48,476
East and South Africa(3)	25,947	32,839	27,107
Europe(4)	509	1,363	728
United Arab Emirates	—	49	207
Total	129,058	160,408	139,623

Property and equipment	As of December 31,
in thousands of EUR	2019	2020
West Africa(1)	5,201	4,333
North Africa(2)	4,878	6,343
East and South Africa(3)	6,243	4,506
Europe(4)	1,030	1,323
United Arab Emirates	82	54
Total	17,434	16,559
(1)	West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.
(2)	North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)	East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.
(4)	Portugal and Germany